Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of preparation
(a)	Basis of preparation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation
(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs are eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, revenue recognition, estimating the useful lives and impairment assessment of long-lived assets and intangible assets, accounting for and impairment assessment of investments, determining the provision for accounts receivable, accounting for deferred income taxes, accounting for share-based compensation arrangements and accounting for the Company’s financial instruments where the Company is the issuer. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency
(d)	Foreign currency

The functional currency of the Company is the United States dollar (“$” or “USD”), whereas the functional currency of the Company’s subsidiaries and its VIEs are the respective local currencies as determined based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the USD as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Assets and liabilities of the Company’s subsidiaries and its VIEs that has functional currencies other than USD are translated into USD at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. The resulting translation adjustments are recorded in other comprehensive loss, a component of shareholders’ equity.

Exchange differences arising on monetary items that form part of the Company’s net investment in foreign operations are recognized initially in other comprehensive income and accumulated under accumulated other comprehensive loss in equity. The other comprehensive gain or loss arising from exchange differences is reclassified from equity to profit or loss of the Company on disposal of the foreign operation.

Cash and cash equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

Restricted cash
(f)	Restricted cash

Restricted cash comprise deposits pledged with banks as security in relation to utilization of the banks’ payment gateway and corporate cards, performance guarantees, monies received held in escrow in connection with the Company’s e-commerce business and advances received from customers in connection with the Company’s digital financial services business that are restricted and not available for the Company’s use.

Accounts receivable and allowance for doubtful accounts
(g)	Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An account receivable is written off after all collection effort has ceased.

Inventories
(h)	Inventories

Inventories which comprise mainly of prepaid telecommunication cards sold through the Company’s digital financial services platform are valued at the lower of cost and net realizable value. Costs incurred in bringing each product to its present location and condition are accounted at purchase cost on weighted average basis.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Property and equipment
(i)	Property and equipment

Property and equipment is stated at cost, net of accumulated depreciation and/or accumulated impairment losses, if any.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

- Computers	3 years
- Office equipment	3 years
- Furniture and fittings	3 years
- Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
- Motor vehicles	10 years

The useful lives and methods of depreciation of property and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use.

Goodwill
(j)	Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of a group of companies. Under ASC 350, Intangibles – Goodwill and Other, goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In accordance to Accounting Standards Update No. 2011-08 (“ASU 2011-08”), Intangibles – Goodwill and Other, the Company can elect to perform a qualitative assessment to determine whether the two-step impairment testing on goodwill is necessary. The Company has early adopted ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), pursuant to which the Company will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a goodwill allocated to the reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit.

No impairment of goodwill was recorded in the year ended December 31, 2017.

Intangible assets
(k)	Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment.

All costs that are incurred in connection with the planning and implementation phases of the development of software for internal use are expensed. Costs incurred in the development phase are capitalized and amortized over the estimated useful life. No costs were capitalized for any of the periods presented.

Costs incurred internally in researching and developing a software product to be sold, leased or marketed are charged to expense as research and development costs prior to technological feasibility being established for the product. Once technological feasibility is established, all software costs are capitalized until the product is available for general release to customers. Technological feasibility is established upon completion of all the activities that are necessary to substantiate that the software product can be produced in accordance with its design specifications, including functions, features, and technical performance requirements. No costs were capitalized for any of periods presented.

Intangible assets with finite useful lives are amortized using the straight-line method over the estimated economic lives of the intangible assets as follows:

Licensing fee	Over the licensing period
Trademarks	10 years
IP right	6 years
Software	3 years
Customer relationships	3 years
Software platforms	3 years

Software, customer relationships and software platforms are included in ‘Others’ in the note 8 to the consolidated financial statements.

Investments
(l)	Investments

The Company’s investments consist of cost method investments, available-for-sale investments and equity method investments.

In accordance with ASC 325-20, Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The Company’s management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

In accordance with ASC 320, Investments—Debt and Equity Securities. The Company classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income for all categories of investments in securities are included in earnings. Any realized gains or losses, if any, on the sale of the investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings. Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive loss. Realized gains or losses are included in earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities would be recognized in earnings when the decline in value is determined to be other-than-temporary.

Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323-10, Investments—Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheets. The Company evaluates its equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of operations when the decline in value is determined to be other-than-temporary.

The Company discontinues applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. When the Company has other investments in the investee that have liquidation preferences more senior than the ordinary shares and the equity-method investment in the ordinary shares is reduced to zero, the Company continues to report its share of equity losses in the consolidated statement of operations to the extent of and as an adjustment to the adjusted basis of the other investments in the investee. The order in which the equity losses are applied to the other investments follows the seniority of the other investments in the same investee.

Impairment of long-lived assets
(m)	Impairment of long-lived assets

The Company evaluates its long-lived assets or asset groups, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a company of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.

Fair value of financial instruments
(n)	Fair value of financial instruments

The carrying amounts of financial assets and liabilities, such as cash equivalents, restricted cash, accounts receivable, other receivables within prepaid expenses and other current assets, accounts payable, short-term bank borrowings, balances with related parties and other payables, approximate their fair values because of the short maturity of these instruments. The carrying amounts of restricted cash (non-current) approximate its fair value since it bears interest rates which approximate market interest rates. Available-for-sale investments are initially recognized at cost and subsequently remeasured at the end of each reporting period with the change in fair value recognized in accumulated other comprehensive income (loss). Convertible promissory notes are initially recognized at cost and subsequently remeasured at the end of each reporting period with the change in fair value recognized in the current period expense. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of its available-for-sale investments and convertible promissory notes that are recognized in the consolidated financial statements.

Revenue recognition
(o)	Revenue recognition

Consistent with the criteria under ASC 605, Revenue Recognition, the Company recognizes revenue from sales of these services when there is persuasive evidence an arrangement exists, services have been provided to the customer, the sales price is fixed or determinable and collection of the resulting customer’s receivable is reasonably assured.

(i)	Digital entertainment revenue

The Company licenses online games from game developers and distributes them through its PC and mobile based applications and certain app stores respectively.

The Company offers many ways for users to purchase in-game virtual items, including the AirPay platform, other online payment gateways, bank transfers, credit cards, mobile phone billing and prepaid cards, including its own prepaid cards, which are sold through agents. As the Company has a direct contractual arrangement with the paying users and has the right to determine the price to be paid by such users, the gross proceeds collected from these channels represent revenue to be recognized by the Company and the amounts retained by these channels based on a predetermined percentage represent cost of revenue to be recognized by the Company.

Proceeds from these sales are initially recognized as “Advances from customers” and subsequently reclassified to “Deferred revenue” when the users make in-game purchases of the virtual currencies or virtual items within the games operated by the Company and the in-game purchases are no longer refundable.

For the licensed games, the Company records revenue inclusive of the royalties payable to game developers, which are based on revenue-sharing ratios, as it acts as the principal in these arrangements. The Company has determined that it is acting as the principal in offering services as it is the primary obligor in the arrangement and has latitude in establishing the selling price of the virtual items.

Revenue is recognized when services are provided to the users. For purposes of determining when the services are provided to the users, the Company has determined that an implied obligation exists to the paying users to continue providing access to the purchased virtual goods within the online games over an estimated delivery obligation period. Such delivery obligation period is determined in accordance with the estimated average lifespan of the virtual goods sold. In cases where the Company does not have sufficient data to determine the estimated average lifespan of the virtual items, the delivery obligation period is determined based on the estimated average lifespan of the users or the estimated game licensing periods of the said games or similar games, depending upon the available data.

a)	Item-based revenue model

Virtual items have different lifespan patterns: time-based, consumable and durable. Time-based virtual items are items with a stated expiration time, for which revenue is recognized ratably over the period based on the time unit of the virtual items. Consumable virtual items are items that can be consumed by a specific user action and do not provide continuing benefit. Revenue attributable to consumable virtual items is recognized upon consumption. Durable virtual items are items that provide the user with continuing benefits over an extended period of time. Revenue attributable to durable virtual items is recognized ratably over their average lifespan, which are estimated based on the historical users’ usage pattern and playing behaviors for the virtual items. The Company assesses the estimated average lifespan of the durable virtual items on a quarterly basis.

When new durable virtual items are launched and only a limited period of historical data is available to estimate the durable virtual item’s average lifespan, the Company recognizes revenue from the sale of the new durable virtual items over the estimated lives of similar virtual items. Once sufficient data is available, estimates are reassessed and changes are applied prospectively to prior transactions for which revenue was initially deferred and continues to be recognized in future periods.

b)	User-based revenue model

Where the Company does not have sufficient data to use the item-based revenue model, revenue of the virtual items is recognized ratably over the estimated paying user’s average lifespan. The Company tracks paying users’ activeness within each game that is using the user-based revenue model to estimate paying users’ average lifespan. Paying users are defined as inactive when they have reached a period of inactivity for which it is reasonable to believe that these users will not return to a specific game. The Company determines the inactive rate of these paying users and revises the estimated average paying users lifespan on a quarterly basis.

c)	Game-based revenue model

When a new game is launched and only a limited period of data is available for our analysis, or when the Company has limited data to estimate paying users’ and virtual items’ lifespan, revenue is recognized ratably over the estimated game licensing periods.

Determining the estimated service period is subjective and requires management’s judgment. Future users’ usage patterns and playing behaviour may differ from the historical usage patterns and playing behaviour, on which the Company’s revenue recognition policy is based. The Company is committed to continually monitoring its actual operational statistics, users’ usage patterns and playing behaviour of its online games and to comparing these actual statistics with its original estimates and to refining these estimates and assumptions when they materially differ from the actual statistics.

In October 2017, the Company revised the estimation on certain games’ revenue recognition period, switching to average paying user lives from game licensing periods of the respective games. The change in estimation was based on management’s best understanding of the games based on the user behaviours reflected in the data management collected over time. The impact of such changes was insignificant to the digital entertainment revenue.

(ii)	Sale of goods

The Company sells certain goods and evaluates whether it is appropriate to record the gross amount of sales and related costs or the net amount earned as commissions. Generally, when the Company is primarily obligated in a transaction, has inventory risk, has latitude in establishing prices and / or selecting suppliers, or has several but not all of these indicators, revenue is recorded at the gross sale price. The Company generally records the net amount as commission earned if the Company is not primarily obligated, has no inventory risk and does not have latitude in establishing prices. Such amounts earned are determined using a fixed percentage of the gross sales price.

(iii)	Commission income from digital financial services

The Company earns commission from merchants and AirPay counters when transactions are completed and settled through its digital financial services platform. Such commission are generally determined as a percentage based on the value of the merchandise being sold by the merchants. Revenue related to commission is recognized in the consolidated statements of operations at the time when the underlying transaction is completed.

(iv)	Commission income from e-commerce business

Commencing from April 2017, the Company’s e-commerce business (“Shopee”) charges its sellers on its marketplace a fixed rate commission fee based on gross merchandise value in selected markets. Fees are charged when the transactions are completed and settled. As the Company is not the primary obligor in such transactions, does not bear inventory risk and does not have the ability to establish the prices of the merchandise sold, such commission fees charged is recognized on a net basis.

Shopee operates a customer loyalty program, where end users who purchase merchandises through Shopee’s platform are given Shopee coins which entitle them to a discount on future purchases from selected sellers. A portion of the commission income attributable to Shopee coins is deferred until they are redeemed or used. Any remaining unutilized Shopee coins are recognized as revenue upon expiry. In addition, Shopee provides coupons, discounts and logistics incentives (“sales incentives”) to the end users as part of the Company’s plan to expand its market share in Greater Southeast Asia. Sales incentives given to end users as a result of a concurrent sale transacted on Shopee’s platform are recognized as reductions of the corresponding commission fees in accordance to ASC 605-50. To the extent that the sales incentives exceed commission received, the excess is recorded in sales and marketing expenses.

The Company also commenced charging its sellers advertising fees through its paid ads service on Shopee platform. The paid ads service allows the sellers to bid for keywords that match their product or service listing appearing in search or browser results on Shopee marketplace. Their product or service listing will show higher in search rankings when users search for their bid keywords. Sellers prepay for paid ads services and the advertising income is recognized based on the number of clicks on the product or service listings during the service period.

Cost of revenue
(p)	Cost of revenue

Cost of revenue consists primarily of depreciation of the Company’s long-lived assets, amortization of intangible assets, channel costs, royalty expenses, hosting charges, payroll related costs, bank transaction fees and the other overhead expenses.

Advertising expenditure
(q)	Advertising expenditure
Advertising expenditure are expensed as incurred and are included in sales and marketing expenses.
Research and development expenses
(r)	Research and development expenses

Research and development expenses consist primarily of payroll and related personnel costs related to product development. Research and development expenses are expensed as incurred.

Leases
(s)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Company did not enter into any leases whereby it is the lessor for any of the periods presented. As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. The Company leases office space, apartments and equipment under operating lease agreements. Certain of the lease agreements contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease incentives.

Income taxes
(t)	Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. The Company applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax” in the consolidated statements of operations.

Share-based compensation
(u)	Share-based compensation

Share options and restricted shares awards granted to employees are accounted for under ASC 718, Compensation—Stock Compensation, which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period (which is generally the vesting period) in the consolidated statements of operations. The Company has elected to recognize compensation expense using the straight-line method for all share options and restricted shares awards granted with service conditions that have a graded vesting schedule.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectation of optionee employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. Following the adoption of ASU

2016-09 in 2017, the Company is permitted to make an entity-wide accounting policy election either to estimate the number of forfeitures expected to incur or to account for forfeitures in compensation cost when they incur. The Company has elected to account for forfeitures of share-based compensation by recognizing forfeiture of awards upon occurrence in 2017. The impact of forfeitures during each of these years was not material.

The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of the share options using the Black-Scholes pricing model (Note 14).

Loss per share
(v)	Loss per share

In accordance with ASC 260, Earnings per Share, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s contingently redeemable convertible preference shares (Note 13) are participating securities. For the years ended December 31, 2015 and 2016, the computation of basic loss per share using the two-class method is not applicable as the participating securities do not have contractual rights and obligations to share in the losses of the Company. The Company’s contingently redeemable convertible preference shares were fully converted into ordinary share upon the completion of the Company’s initial public offering (“IPO”). Partially paid shares are included in the computation of basic loss per share to the extent that these shares are entitled to dividends in proportion to the amount paid.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s contingently redeemable convertible preference shares and convertible promissory notes using the if-converted method and ordinary shares, including partially paid shares, issuable upon the exercise of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Comprehensive Ioss
(w)	Comprehensive Ioss

Comprehensive loss is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive loss of the Company includes foreign currency translation adjustments related to the Company’s overseas subsidiaries and change in fair value of available-for-sale investments.

Segment reporting
(x)	Segment reporting

The Company identifies a business as an operating segment if: i) it engages in business activities from which it may earn revenues and incur expenses; ii) its operating results are regularly reviewed by the Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance; and iii) it has available discrete financial information. The CODM reviews financial information at the operating segment level to allocate resources and to assess the operating results and financial performance for each operating segment.

The Company has three reportable segments: digital entertainment, e-commerce and digital financial services. Accordingly, the financial statements include segment information which reflects the current composition of the reportable segments in accordance with ASC 280, Segment Reporting.

Employee benefits
(y)	Employee benefits

(i)	Defined contribution plan

The Company participates in the national pension schemes as defined by the laws of the jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

(ii)	Employee leave entitlement

Employee entitlements to annual leave are recognized as a liability when they are accrued to the employees. The undiscounted liability for leave expected to be settled wholly before twelve months after the end of the reporting period is recognized for services rendered by employees up to the end of the reporting period.

Share repurchase
(z)	Share repurchase
When the Company decides to cancel shares that are repurchased, the difference between the original issuance price and the repurchase price is debited into accumulated deficit.
Recent accounting pronouncements

(za)	Recent accounting pronouncements

In May 2014, the Financial Accounting Standard Board (“FASB”) issued, Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which amends the existing accounting standards for revenue recognition. ASU 2014-09 is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products are transferred to customers.

Subsequently, the FASB has issued the following standards related to ASU 2014-09: ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (“ASU 2016-08); ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing (“ASU 2016-10”); ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”); ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers (“ASU 2016-20”) and ASU No. 2017-14, Income Statement – Reporting Comprehensive Income (Topic 220), Revenue Recognition (Topic 605), and Revenue from Contracts with Customers (Topic 606) (“ASU 2017-14). The Company must adopt ASU 2016-08, ASU 2016-10, ASU 2016-12, ASU 2016-20 and ASU 2017-14 with ASU 2014-09 (collectively, the “new revenue standards”).

The new revenue standards may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company will adopt the new revenue standards in its first quarter of 2018 utilizing the modified retrospective transition method. Based on the Company's assessment, the new revenue standards are not expected to have a material impact on the amount and timing of revenue recognized in the Company’s consolidated financial statements at this juncture.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), which updates certain aspects of recognition, measurement, presentation and disclosure of financial instruments. Currently, the Company accounts for its investment in preferred shares of investees as cost method investments. Under ASU 2016-01, these investments will be remeasured at fair value with any changes in the fair value recognized in the current period expense or as a measurement alternative, at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same investee. The Company does not expect the adoption of ASU 2016-01 to have a material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. The updated guidance is effective for interim and annual periods beginning after December 15, 2018, and early adoption is permitted. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not significantly changed from previous GAAP. The Company will adopt ASU 2016-02 in its first quarter of 2019. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which modifies the measurement of expected credit losses of certain financial instruments. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The Company will early adopt ASU 2016-13 in its first quarter of 2018. The Company does not expect the adoption of ASU 2016-13 to have a material impact on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). ASU 2016-15 addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The Company will adopt ASU 2016-15 in its first quarter of 2018. The Company does not expect the adoption of ASU 2016-15 to have a material impact on its consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory (“ASU 2016-16”), which prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The amendments in this ASU do not change GAAP for the pre-tax effects of an intra-entity asset transfer under Topic 810, Consolidation, or for an intra-entity transfer of inventory. The Company will adopt ASU 2016-16 in its first quarter of 2018. The Company does not expect the adoption of ASU 2016-16 to have a material impact on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”), which enhances and clarifies the guidance on the classification and presentation of restricted cash in the statement of cash flows. The Company will adopt ASU 2016-18 in its first quarter of 2018 and include restricted cash within cash and cash equivalents in the consolidated statements of cash flows.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (“ASU 2017-01”), which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The Company has early adopted ASU 2017-01 for the year ended December 31, 2014.

In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which removes the second step of the impairment test. An entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a goodwill allocated to the reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The Company has early adopted ASU 2017-04 for the year ended December 31, 2017.

In May 2017, the FASB issued ASU 2017-09, Compensation — Stock Compensation (Topic 718): Scope of Modification Accounting (“ASU 2017-09”), which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in ASC 718. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. The guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied prospectively on or after the effective date. Early adoption is permitted. The Company does not expect the adoption of ASU 2017-09 to have a material impact on its consolidated financial statements.